Risks Arising from Financial Instruments and Risk Management - Schedule of Foreign Currency Denominated Financial Assets and Liabilities (Details) - Currency risk [member]	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)
Financial assets
Cash		£ 16,558	€ 12,504		£ 20,087	€ 46,202
Trade and other receivables		293,055	3,076		104,753	136,963
Cash and cash held in trust	$ 5,473,500			$ 22,949
Loan receivable	515,197	469,233			466,000
Total financial assets	5,988,697	778,846	15,580	22,949	590,840	183,165
Financial liabilities
Trade and other payables	2,809,356	820,809	838	3,356,916	998,092	2,171,878
Due to related party	425,962			2,744,510
Holdback payable				511,238
Lease liabilities				179,412
Loans and borrowings	315,557		124,890	340,469	36,771	3,225,389
Total financial liabilities	$ 3,550,875	£ 820,809	€ 125,728	$ 7,132,545	£ 1,034,863	€ 5,397,267